Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2017